Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral received (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Cash collateral received	$ 45,024	$ 3,182
Financial instrument in connection with OTC derivative transactions | Deposits
Financial instruments
Cash collateral received	45,024	47,821
Financial instrument in connection with OTC derivative transactions | Mexican financial institutions | Deposits
Financial instruments
Cash collateral received	8,425	10,106
Financial instrument in connection with OTC derivative transactions | Foreign financial Institutions | Deposits
Financial instruments
Cash collateral received	36,350	37,592
Financial instrument in connection with OTC derivative transactions | Other | Deposits
Financial instruments
Cash collateral received	$ 249	$ 123